SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue (Details)		1 Months Ended	12 Months Ended
	Oct. 29, 2021 USD ($)	Jul. 31, 2021 USD ($) item	Jan. 31, 2023 USD ($) contract item MT shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2021 shares
Disaggregation of Revenue [Line Items]
Number of units outstanding | shares			13,120,010	13,120,010	13,120,010
Cash and Cash Equivalents
Amount held by the Trust in a money market fund			$ 13,966,500	$ 47,727,522
Investments
Assets Held-in-trust			0	0
Revenue from Contract with Customer [Abstract]
Number of members on panel for arbitration | item		3
Litigation settlement, damages	$ 2,312,106	$ 2,312,106
Litigation settlement, interest	521,581	$ 430,710
Proceeds from Legal Settlements	$ 2,833,687
Accrued income receivable			$ 23,562	4,631,510
Number of customer contracts | contract			1
Contract asset				1,431,633
Contract liability			$ 2,298,121	0
Contract asset			0	$ 1,431,633
Contract liability			$ 2,298,121
Fixed Property, Including Intangibles
Percentage of fee interest owned by Mesabi Land Trust in the lands subject to the Peters Lease			20.00%
Base Overriding Royalties
Revenue from Contract with Customer [Abstract]
Base overriding royalties, first tier portion percentage			90.00%
Base overriding royalties, first tier shipment ceiling (in million tons) | MT			4
Base overriding royalties, second tier portion percentage			85.00%
Base overriding royalties, second tier shipment ceiling (in million tons) | MT			2
Base overriding royalties, third tier portion percentage			25.00%
Base overriding royalties, third tier shipment threshold (in million tons) | MT			6
Base overriding royalties, number of volume thresholds for transaction price | item			4
Base overriding royalties, volume threshold for transaction price | MT			1